Depreciation and Amortization and Capital Expenditures by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation	$ 27	[1]	$ 25	[1]	$ 51	[1]	$ 49	[1]	$ 104	[1]	$ 96	[1]	$ 91	[1]
Amortization of acquisition-related intangible assets	41		47		84	[1]	95		182		217		260
Capital expenditures	30		22		58	[1]	46		111		97		97
Total assets	6,375				6,375				9,774		10,018
Operating Segments
Segment Reporting Information [Line Items]
Depreciation	26	[1]	24	[1]	50	[1]	48	[1]	102		95		90
Amortization of acquisition-related intangible assets	40		47		83	[1]	95		181		216		259
Capital expenditures	30		21		58	[1]	45		110		95		93
Total assets									6,736		6,448
Operating Segments | Financial Systems
Segment Reporting Information [Line Items]
Depreciation	24	[1]	23	[1]	46	[1]	45	[1]	95		88		83
Amortization of acquisition-related intangible assets	38		43		79	[1]	87		168		199		240	[2]
Capital expenditures	27		19		53	[1]	41		102		88		88
Total assets									5,956		5,718
Operating Segments | Public Sector and Education
Segment Reporting Information [Line Items]
Depreciation	2	[1]	1	[1]	4	[1]	3	[1]	7		7		7
Amortization of acquisition-related intangible assets	2		4		4	[1]	8		13		17		19
Capital expenditures	3		2		5	[1]	4		8		7		5
Total assets									780		730
Corporate and Other Adjustments
Segment Reporting Information [Line Items]
Depreciation	1	[1]	1	[1]	1	[1]	1	[1]	2		1		1
Amortization of acquisition-related intangible assets	1				1	[1]			1		1		1
Capital expenditures			1				1		1		2		4
Total assets									$ 3,038	[3]	$ 3,570	[3]

[1]	Includes amortization of capitalized software.
[2]	Includes approximately $7 million of impairment charges related to software and customer base.
[3]	Includes items that are eliminated in consolidation, trade name, deferred income taxes and the assets of the Company's assets of discontinued operations.